UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: FEBRUARY 28, 2005          (3rdQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)

February 28, 2005

Security Description	Shares	Value
Common Stocks - 95.3%
Consumer Discretionary - 14.0%
Celebrate Express, Inc.*	5,200	$98,800
Checkers Drive-In Restaurant, Inc.	7,681	109,838
Collegiate Pacific, Inc.	7,120[1]	85,369
Gander Mountain Co.	10,401[1]	106,610
Hastings Entertainment, Inc.	12,879	94,274
Innovo Group, Inc.	30,850[1]	137,283
J. Jill Group, Inc., (The)	6,419	92,755
RedEnvelope, Inc.	9,200	140,576
Retail Ventures, Inc.	13,452	98,334
Rush Enterprises Co.	9,207	146,668
Stamps.com Inc.	7,576	138,406
Tenneco Automotive, Inc.*	18,470[1]	280,559
Total Consumer Discretionary		1,529,472

Consumer Staples - 1.7%
Omega Protein Corp.	12,657	101,636
Revlon, Inc., Class A	34,955	84,941
Total Consumer Staples		186,577

Energy - 2.8%
Newpark Resources, Inc.	25,052	160,082
Parker Drilling Co.	25,071	148,170
Total Energy		308,252

Financials - 1.3%
Metris Companies, Inc.	11,864	139,521

Health Care - 13.7%
Able Laboratories, Inc.	5,095	110,714
Digirad Corp.	9,559	73,881
I-Flow Corp.	7,167[1]	122,341
Kendle International, Inc.	11,265	131,688
Kyphon, Inc.*	9,339	229,553
Lexicon Genetics, Inc.	17,753	101,192
Microtek Medical Holdings, Inc.	21,085	79,912
NovaMed, Inc.	22,897	135,550
Orchid Biosciences, Inc.	21,944	293,172
Somanetics Corp.	7,618	109,394
Zila, Inc.	25,200	104,328
Total Health Care		1,491,725

Industrials - 22.9%
BE Aerospace, Inc.*	9,820	118,135
Bucyrus International, Inc.*	2,000	86,860
Columbus McKinnon Corp.	11,375	143,234
Comfort Systems USA, Inc.	16,307	125,890
Exponent, Inc.	3,917	94,713
Global Power Equipment Group, Inc.*	11,769[1]	115,454
Greenbrier Co., Inc.	6,611	178,695
Hub Group, Inc.	1,523	88,562
Intermagnetics General Corp.	9,520	251,042
JLG Industries, Inc.	8,008[1]	171,371
Labor Ready, Inc.	5,042[1]	94,689
Lamson & Sessions Co.	16,986	163,575
Mesa Air Group, Inc.	11,982[1]	89,386
Michael Baker Corp.	8,612	195,062
Multi-Color Corp.	1,400	28,190
Navigant Consulting, Inc.*	4,895	126,046
SCS Transportation, Inc.	8,421	186,525
Stewart & Stevenson Services, Inc.	5,533	118,517
Universal Truckload Services, Inc.	5,400[1]	121,878
Total Industrials		2,497,824

Information Technology - 34.2%
24 / 7 Real Media, Inc.	25,495	94,077
Advanced Power Technology, Inc.	14,696	113,894
Aladdin Knowledge Systems, Ltd.	5,216[1]	109,432
Applied Innovation, Inc.	22,857	83,657
Blackboard, Inc.	4,400	74,800
Bottomline Technologies, Inc.	10,560	137,808
Captiva Software Corp.	14,994	182,312
Centillium Communications, Inc.	17,248	35,358
Ceragon Networks, Ltd.*	21,178	105,890
Concur Technologies, Inc.	13,488	113,974
CyberSource Corp.	16,213	87,226
Digitas, Inc.*	11,677	115,602
Entrust, Inc.	22,009	88,916
Helix Technology Corp.	8,062[1]	138,828
Hi/Fn, Inc.*	12,995	107,469
Interwoven, Inc.	13,503	122,472
Loudeye Corp.	61,210[1]	107,117
Metasolv, Inc.	40,502	101,255
Metrologic Instruments, Inc.	3,800	89,528
MICROS Systems, Inc.	3,526	114,348
Online Resources Corp.	10,440	94,169
Overland Storage, Inc.	6,408	94,838
Packeteer, Inc.	7,600	120,232
Performance Technologies, Inc.	11,924	111,012
Presstek, Inc.	10,750	95,353
QAD, Inc.	17,294	135,239
SBS Technologies, Inc.	7,300	88,476
SeaChange International, Inc.	5,558[1]	76,978
Simpletech, Inc.	21,216	83,379
Symmetricom, Inc.	19,845	210,357
Trident Microsystems, Inc.*	8,184[1]	151,322
Western Digital Corp.*	16,790	189,055
Witness Systems, Inc.	8,294	155,181
Total Information Technology		3,729,554

Materials - 3.0%
Buckeye Technologies, Inc.	8,839	105,803
Landec Corp.	15,000	103,350
Material Sciences Corp.	7,385	114,098
Total Materials		323,251

Telecommunication Services - 1.7%
Arbinet Holdings, Inc.	4,850[1]	118,340
Primus Telecommunications Group, Inc.	42,971[1]	74,770
Total Telecommunication Services		193,110

Total Common Stocks
(cost $8,813,108)		10,399,286

Other Investment Companies -23.8%[2]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.39%	653,112	653,112
Bank of New York Institutional Cash Reserves Fund, 2.59%[3]	1,944,557	1,944,557
Total Other Investment Companies		2,597,669
(cost $2,597,669)

Total Investments - 119.1%
(cost $11,410,777)		12,996,955

Other Assets, less Liabilities - (19.1)%		(2,086,092)
Net Assets - 100.0%		$10,910,863

Note:	Based on the approximate cost of investments of $12,384,520 for Federal income tax purposes at February 28, 2005, the aggregate gross unrealized appreciation and depreciation were $934,550 and $322,115, respectively, resulting in net unrealized appreciation of investments of $612,435.

*	Non-income-producing securities.

[1]	Some or all of these shares were out on loan to various brokers as of February 28, 2005, amounting to a market value of $1,884,812, or approximately 17.3% of net assets.

[2]	Yield shown for an investment company represents the February 28, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: April 22, 2005

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: April 22, 2005